Commitments and Contingencies - Future Lease Payments (ASC 840) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
2019	$ 14,129
2020	13,815
2021	13,586
2022	12,952
2023	12,330
2024 and thereafter	115,294
Total	182,106
Ground Leases
Operating Leased Assets [Line Items]
2019	5,149
2020	5,217
2021	5,386
2022	5,776
2023	5,720
2024 and thereafter	87,150
Total	114,398
Office leases
Operating Leased Assets [Line Items]
2019	8,980
2020	8,598
2021	8,200
2022	7,176
2023	6,610
2024 and thereafter	28,144
Total	$ 67,708